Related party transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Balances
The following are the related party balances as at December 31, 2015 and December 31, 2014:

(In millions of U.S. dollars)	December 31, 2015	December 31, 2014
Related party receivables:
Seadrill	4.7	34.8
Ship Finance International	—	—
Total related party receivables	4.7	34.8

Related party payables:
Seadrill	16.6	17.0
Ship Finance International	23.2	—
Total related party payables	39.8	17.0

Long term debt to related parties
US$600 Bond, Seadrill share 31.1%	186.6	186.6
NOK1,500 Senior Unsecured Bond, Seadrill share 5.5%	9.4	11.1
Non-current related party loan from Ship Finance *	125.0	110.7
Total long term debt to related party	321.0	308.4